Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2025	2024

Trade receivables	$5,197	$3,572
Value added taxes receivable	394	-
Other receivables	3,265	3,560
	$8,856	$7,132